Statements of Cash flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ (13,191)	$ (13,254)	$ 3,944
Adjustments to reconcile consolidated net income (loss) to net cash provided by operating activities:
Depreciation	1,223	3,801	328
Share-based compensation expenses	539	2,925	1,126
Gain on disposal of property, plant and equipment	(130)	(2,867)	(25)
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	(1,454)	(1,746)	(1,035)
Increase in accrued expenses and other payables	1,785	616	3
Net cash provided by (used in) operating activities	54,318	(8,733)	2,259
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(85,858)	(78,740)	62,615
Cash flows from financing activities:
Cash dividends paid		(10,565)	(10,266)
Proceeds from options exercise	2,635	3,954	6,908
Net cash (used in) provided by financing activities	99,935	(6,611)	(3,358)
Cash and cash equivalents at beginning of year	62,919
Cash and cash equivalents at end of year	130,218	62,919
Parent Company
Cash flows from operating activities:
Net income (loss)	(13,191)	(13,254)	3,944
Adjustments to reconcile consolidated net income (loss) to net cash provided by operating activities:
Share of net profits of subsidiaries, net of taxes	10,649	16,459	7,636
Depreciation		57	227
Share-based compensation expenses	539	3,320	1,424
Loss on waiving amount due from a subsidiary			1,324
Gain on disposal of property, plant and equipment		(6,763)
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	(15)	532	668
Increase in accrued expenses and other payables	1,144	71	69
Net cash provided by (used in) operating activities	(874)	422	15,292
Cash flows from investing activities:
Proceeds of property, plant and equipment		9,706
Decrease in short term investment			88,399
Decrease (increase) in amounts due from subsidiaries	(2,202)	(7,281)	1,455
Net cash provided by (used in) investing activities	(2,202)	2,425	89,854
Cash flows from financing activities:
Repayment a long term loan to a subsidiary		(74,974)	(39,334)
Cash dividends paid		(10,565)	(10,266)
Proceeds from options exercise	2,635	3,955	6,908
Net cash (used in) provided by financing activities	2,635	(81,584)	(42,692)
Net increase (decrease) in cash and cash equivalents	(441)	(78,737)	62,454
Cash and cash equivalents at beginning of year	35,512	114,249	51,795
Cash and cash equivalents at end of year	$ 35,071	$ 35,512	$ 114,249